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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21528
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                       THE ENDOWMENT REGISTERED FUND, L.P.
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               (Exact name of registrant as specified in charter)

                           4265 SAN FELIPE, SUITE 900
                              HOUSTON, TEXAS 77027
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               (Address of principal executive offices) (Zip code)

                                  Dechert, LLP
                              Keith Robinson, Esq.
                               1775 I Street, N.W.
                              Washington, DC 20006
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (713) 993-4675
                                                            --------------

                      Date of fiscal year end: December 31
                                               -----------

          Date of reporting period: July 1, 2004 through June 30, 2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

ITEM 1. PROXY VOTING RECORD

     THE INFORMATION CONTAINED HEREIN DISCLOSES THE FOLLOWING INFORMATION FOR EACH MATTER RELATING TO A PORTFOLIO SECURITY CONSIDERED AT ANY SHAREHOLDER MEETING HELD DURING THE PERIOD COVERED BY THE REPORT AND WITH RESPECT TO WHICH THE REGISTRANT WAS ENTITLED TO VOTE:

     (A)  THE NAME OF THE ISSUER OF THE PORTFOLIO SECURITY;

     (B)  THE EXCHANGE TICKER SYMBOL OF THE PRINCIPAL SECURITY;

     (C) THE COUNCIL ON UNIFORM SECURITIES IDENTIFICATION PROCEDURES ("CUSIP") NUMBER FOR THE PORTFOLIO SECURITY;

     (D)  THE SHAREHOLDER MEETING DATE;

     (E)  A BRIEF IDENTIFICATION OF THE MATTER VOTED ON;

     (F)  WHETHER THE MATTER WAS PROPOSED BY THE ISSUER OR BY A SECURITY HOLDER;

     (G)  WHETHER THE REGISTRANT CAST ITS VOTE ON THE MATTER;

     (H) HOW THE REGISTRANT CAST ITS VOTE (E.G., FOR OR AGAINST PROPOSAL, OR ABSTAIN FOR OR WITHHOLD REGARDING ELECTION OF DIRECTORS); AND

     (I)  WHETHER THE REGISTRANT CAST ITS VOTE FOR OR AGAINST MANAGEMENT.

THE REGISTRANT DID NOT VOTE ANY PROXIES DURING THE REPORTING PERIOD. THE REGISTRANT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN THE ENDOWMENT MASTER FUND, L.P., TYPICALLY REFERRED TO AS A "MASTER PORTFOLIO COMPANY," AND THE SECURITIES ISSUED BY THAT MASTER PORTFOLIO COMPANY DO NOT CONVEY TRADITIONAL VOTING RIGHTS TO THE HOLDER AND THE OCCURRENCE OF CORPORATE GOVERNANCE OR OTHER NOTICES FOR THIS TYPE OF INVESTMENT IS SUBSTANTIALLY LESS THAN THAT ENCOUNTERED IN CONNECTION WITH EQUITY SECURITIES ISSUED BY OPERATING COMPANIES.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: The Endowment Registered Fund, L.P.



By: /s/ Jeremy Radcliffe
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    Jeremy Radcliffe
    Chief Compliance Officer

Date:   August 23, 2005
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